Leases (Details) - Schedule of Components of Lease Expenses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease cost
Amortization of right-of-use assets	$ 350	$ 619
Interest of operating lease liabilities	9	29
Balance at the end of the period	$ 359	$ 648